Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Pension liabilities	$ 74.5	$ 76.4
Retirement benefits other than pensions	87.2	79.4
Workers’ compensation and other claims	41.7	41.2
Property and equipment, net	6.6	2.5
Other assets and liabilities	107.3	120.6
Net operating loss carryforwards	42.4	37.1
Alternative minimum and other tax credits(a)	62.0	47.5
Subtotal	421.7	404.7
Valuation allowances	(62.8)	(45.7)	$ (40.1)	$ (32.4)
Total deferred tax assets	358.9	359.0
Deferred tax liabilities
Retirement benefits other than pensions	2.1	1.0
Other assets and miscellaneous	36.5	36.3
Deferred tax liabilities	38.6	37.3
Net deferred tax asset	320.3	321.7
Included in:
Noncurrent assets	327.9	329.8
Noncurrent liabilities	(7.6)	(8.1)
Net deferred tax asset	320.3	$ 321.7
Operating Loss Carryforwards [Line Items]
Alternative minimum and other tax credits - unlimited carryforward period	32.6
U.S. foreign tax credits	26.2
Remaining credits	3.2
Foreign
Deferred tax assets
Net operating loss carryforwards	$ 27.1
Operating Loss Carryforwards [Line Items]
Carryforward period (in years)	10 years
Valuation allowance	$ 26.2